General information (Details)				1 Months Ended
	Jan. 31, 2024 position country	Dec. 30, 2023 item	Oct. 30, 2023 country	Jan. 31, 2024 item country	Dec. 31, 2024 employee	Dec. 31, 2023 employee
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Number of employees					704	1,123
Number of employees related to continuing operations						646
Jyseleca business, classified as held for sale
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Number of positions in European countries agreed to transfer	400	400		400
Number of European countries in which positions has been agreed to transfer | country	14		14	14